Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value, in USD per share	$ 0.5	$ 0.5
Common stock, number of shares authorized	1,500,000,000	1,500,000,000
Common stock, number of shares issued	543,978,030	539,664,386
Treasury stock, number of shares	172,373,900	144,459,210